Stock Incentive Plans (Tables)	9 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Payment Arrangement, Option, Activity
The following table summarizes information regarding activity in the QT Imaging Plan and the 2024 Incentive Plan during the year ended December 31, 2024:

	Number of Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (years)
Outstanding, January 1, 2024 (1)	416,603	$74.40	6.9
Granted under the 2024 Incentive Plan (1)	766,333	$2.16
Cancelled (1)	(30,731)	$10.80
Terminated pursuant to Business Combination Agreement (1)	(412,560)	$74.49
Outstanding, December 31, 2024 (1)	739,645	$2.16	9.5
Exercisable as of December 31, 2024	—	$—	—
Vested and expected to vest as of December 31, 2024 (1)	739,645	$2.16	9.5
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(1)Amounts and per share amounts for the year ended December 31, 2024 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
The following table summarizes information regarding activity in the Inducement Equity Plan during the nine months ended September 30, 2025:

	Number of Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (years)
Outstanding, January 1, 2025	—	$—	0
Granted	108,333	7.47
Cancelled	—	—
Outstanding, September 30, 2025	108,333	$7.47	9.9
Exercisable as of September 30, 2025	—	$—	0
Expected-to-vest as of September 30, 2025	108,333	$7.47	9.9
The following table summarizes information regarding activity in the 2024 Equity Incentive Plan during the nine months ended September 30, 2025:

	Number of Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (years)
Outstanding, January 1, 2025 (1)(2)	651,645	$2.25	9.5
Granted	589,333	$2.41
Exercised	(33,333)	$2.25
Cancelled	(66,667)	$2.25
Outstanding, September 30, 2025	1,140,978	$2.34	9.2
Exercisable as of September 30, 2025	417,513	$2.16	9.0
Expected-to-vest as of September 30, 2025	723,465	$2.44	9.3
__________________
(1)Share amounts as of January 1, 2025 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of share of common stock outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
(2)The options outstanding as of December 31, 2024 were revised by 88,000 from the amount previously reported on the Annual Report on Form 10-K for the year ended December 31, 2024. The effect on stock-based compensation was immaterial.
Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions
The determination of the fair value of options granted during the year ended December 31, 2024 is computed using the Black-Scholes option pricing model with the following weighted-average assumptions:

Stock price per share	$2.16
Expected option term (years)	5.7
Expected volatility	67.9%
Risk-free rate of return	4.3%
Expected annual dividend yield	—%
The determination of the fair value of options granted during the three and nine months ended September 30, 2025 and 2024 was computed using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Stock price per share	$5.64	$2.22	$2.41	$2.22
Expected option term (years)	5.9	5.7	5.5	5.7
Expected volatility	71.4%	67.9%	71.3%	67.9%
Risk-free rate of return	3.9%	4.3%	4.0%	4.3%
Expected annual dividend yield	—%	—%	—%	—%

Schedule of Share-Based Payment Arrangement, Expensed and Capitalized, Amount
The following table shows stock-based compensation expense by functional area in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
Research and development	$58,270	$105,255
Selling, general and administrative	231,525	604,139
	$289,795	$709,394
The following table shows stock-based compensation expense by functional area in the condensed consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2025 and 2024:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Research and development	$25,616	$22,248	$53,912	$36,198
Selling, general and administrative	173,179	104,955	464,809	129,989
	$198,795	$127,203	$518,721	$166,187